Schedule of Investments
September 30, 2020 (unaudited)
AmericaFirst Large Cap Share Buyback Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 91.75%

Auto Controls For Regulating Residential & Comml Environment - 3.98%
Trane Technologies Plc	1,961	237,771

Biological Products (No Diagnostic Substances) - 7.82%
Amgen, Inc.	923	234,590
Biogen, Inc. (2)	821	232,901

		467,491

Cigarettes - 4.10%
British American Tobacco Industries Plc.	6,770	244,736

Clinical Labs - 4.00%
Quest Diagnostics, Inc.	2,087	238,941

Computer Peripheral Equipment, Nec - 3.47%
Fortinet, Inc. (2)	1,758	207,110

Fire, Marine & Casualty Insurance - 3.78%
The Allstate Corp.	2,396	225,559

General Industrial Machinery & Equipment - 3.42%
Zebra Technologies Corp. Class A (2)	810	204,493

Motor Vehicles & Passenger Car Bodies - 3.67%
Ferrari N.V. (2)	1,192	219,435

Natural Gas Transmission- 3.47%
Kinder Morgan, Inc.	16,796	207,095

Petroleum Refining - 3.33%
Chevron Corp.	2,766	199,152

Pharmaceutical Preparations - 7.38%
Eli Lilly & Co.	1,564	231,503
Regeneron Pharmaceuticals, Inc. (2)	374	209,358

		440,861

Retail-Grocery Stores - 4.46%
Koninklijke Ahold Delhaize NV ADR	8,988	266,314

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.91%
Intercontinental Exchange, Inc.	2,333	233,417

Security Brokers, Dealers & Flotation Companies - 3.28%
XP, Inc. Class A (2)	4,700	195,943

Semiconductors & Related Devices - 4.11%
Intel Corp.	4,739	245,385

Services-Business Services, Nec - 3.66%
Accenture Plc Class A	967	218,532

Services-Prepackaged Software - 7.78%
Check Point Software Technologies Ltd. (2)	1,838	221,185
Oracle Corp.	4,077	243,397

		464,582

Wholesale-Drugs Proprietaries & Druggists' Sundries - 3.66%
AmerisourceBergen Corp.	2,254	218,458

Wholesale-Groceries & Related Products - 8.17%
Domino's Pizza, Inc.	583	247,938
Sysco Corp.	3,860	240,169

		488,107

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 4.32%
Hologic, Inc. (2)	3,887	258,369

Total Common Stock	(Cost $ 5,546,300)	5,481,751

Publicly Traded Limited Partnerships - 3.49%

Natural Gas Transmission - 3.49%
Enterprise Products Partners LP	13,219	208,728

Total Publicly Traded Limited Partnerships	(Cost $ 231,705)	208,728

Money Market Registered Investment Companies - 5.52%

Federated Hermes Institutional Prime Obligations Fund - 0.15% (4)	329,417	329,615

Total Money Market Registered Investment Companies	(Cost $ 329,621)	329,615

Total Investments - 100.76%	(Cost $ 6,107,626)	6,020,094

Liabilities in Excess of Other Assets - -.76%		(45,308)

Total Net Assets - 100.00%		5,974,786

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$6,020,094	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$6,020,094	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.